Note 12 - Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	Exercise	Dec 31,				December 31,
Expiry date	price	2016	Issued	Exercised	Expired	2017
November 17, 2017	$1.00	2,036,667	-	(1,986,667)	(50,000)	-
November 25, 2018	$2.00	1,614,541	-	-	-	1,614,541
November 25, 2018	$1.44	45,944	-	(22,972)	-	22,972
June 1, 2019	$2.00	-	295,734	-	-	295,734
August 7, 2019	$2.00	-	1,259,704	-	-	1,259,704
August 7, 2019	$1.35	-	17,911	(7,500)	-	10,411
June 1, 2020	$2.45	-	4,928,900	-	-	4,928,900
Warrants outstanding and exercisable		3,697,152	6,502,249	(2,017,139)	(50,000)	8,132,262
Weighted average exercise price		$1.44	$2.34	$1.01	$1.00	$2.27
	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2015	Issued	Exercised	cancelled	2016
February 11, 2016	$1.76	2,210,000	-	-	(2,210,000)	-
February 11, 2016	$1.12	49,410	-	-	(49,410)	-
July 17, 2016	$1.58	4,376,000	-	(4,376,000)	-	-
July 17, 2016	$1.32	186,000	-	-	(186,000)	-
November 17, 2017	$1.00	2,253,334	-	(216,667)	-	2,036,667
November 17, 2017	$0.77	35,200	-	(35,200)	-	-
November 25, 2018	$2.00	-	1,614,541	-	-	1,614,541
November 25, 2018	$1.44	-	45,944	-	-	45,944
Warrants outstanding and exercisable		9,109,944	1,660,485	(4,627,867)	(2,445,410)	3,697,152
Weighted average exercise price		$1.47	$1.98	$1.55	$1.71	$1.44
	Exercise		December 31,			Expired/	December 31,
Expiry date	price		2014	Issued	Exercised	cancelled	2015
August 1, 2015		$1.50	48,000	-	-	(48,000)	-
August 1, 2015		$2.00	2,000,000	-	-	(2,000,000)	-
July 17, 2016	*	$1.58	4,376,000	-	-	-	4,376,000
July 17, 2016	*	$1.32	186,000	-	-	-	186,000
February 11, 2016	*	$1.76	-	2,210,000	-	-	2,210,000
February 11, 2016	*	$1.12	-	49,410	-	-	49,410
November 17, 2017		$1.00	-	2,253,334	-	-	2,253,334
November 17, 2017		$0.77	-	35,200	-	-	35,200
Warrants outstanding and exercisable			6,610,000	4,547,944	-	(2,048,000)	9,109,944
Weighted average exercise price			$1.70	$1.37	-	$1.99	$1.47

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period [text block]
Number of warrants	Date of issue	Fair value per share	Risk free interest rate	Expected life (in years)	Expected volatility	Expected dividends
295,734	June 1, 2017	$0.58	0.71%	2	66.26%	$Nil
17,911	February 7, 2017	$0.51	0.72%	2.50	61.54%	$Nil
45,944	May 25, 2016	$0.39	0.59%	2	55.53%	$Nil
35,200	November 17, 2015	$0.17	0.38%	2	47.77%	$Nil
49,410	February 11, 2015	$0.27	0.56%	1	40.83%	$Nil

Disclosure of number and weighted average exercise prices of share options [text block]
Expiry date	Exercise price	Dec 31, 2016	Granted	Exercised		Expired	December 31, 2017
January 6, 2017	$0.98	1,180,000	-	(1,180,000	) (i)	-	-
May 4, 2017	$1.91	175,000	-	(75,000)		(100,000)	-
June 8, 2017	$1.98	75,000	-	-		(75,000)	-
August 26, 2017	$0.74	1,310,000	-	(1,310,000	) (i)	-	-
September 11, 2017	$2.31	500,000	-	-		(500,000)	-
November 22, 2017	$2.22	100,000	-	-		(100,000)	-
April 4, 2018	$1.74	90,000	-	-		-	90,000
May 6, 2018	$1.41	100,000	-	-		-	100,000
June 8, 2018	$1.44	1,915,000	-	-		-	1,915,000
June 18, 2018	$1.46	250,000	-	-		-	250,000
June 29, 2018	$1.71	15,000	-	-		-	15,000
August 9, 2018	$1.91	491,000	-	-		-	491,000
September 15, 2018	$1.85	170,000	-	-		-	170,000
December 11, 2018	$0.72	724,000	-	(134,000	) (i)	-	590,000
December 11, 2018	$1.68	150,000	-	-		-	150,000
December 11, 2018	$1.80	20,000	-	-		-	20,000
January 2, 2019	$1.04	375,000	-	-		-	375,000
March 17, 2019	$1.35	-	207,000	-		-	207,000
May 4, 2019	$1.99	-	175,000	-		-	175,000
May 19, 2019	$1.84	-	75,000	-		-	75,000
June 12, 2019	$1.89	-	75,000	-		-	75,000
July 2, 2019	$1.32	150,000	-	-		-	150,000
July 2, 2019	$1.19	60,000	-	-		-	60,000
July 2, 2019	$1.34	-	1,427,000	-		-	1,427,000
September 19, 2019	$1.40	-	1,160,000	-		-	1,160,000
April 30, 2020	$1.53	-	500,000	-		-	500,000
April 30, 2020	$1.14	-	100,000	-		-	100,000
September 30, 2020	$1.25	-	1,195,000	-		-	1,195,000
Options outstanding and exercisable		7,850,000	4,914,000	(2,699,000)		(775,000)	9,290,000
Weighted average exercise price		$1.29	$1.39	$0.88		$2.21	$1.39
Expiry date	Exercise price		Dec 31, 2015	Granted	Exercised		Expired / cancelled	Dec 31, 2016
May 6, 2016	*	$1.33	65,000	-	-		(65,000)	-
June 8, 2016	*	$2.89	2,145,000	-	-		(2,145,000)	-
July 14, 2016	*	$1.37	130,000	-	(120,000	) (i)	(10,000)	-
August 15, 2016	*	$2.57	150,000	-	-		(150,000)	-
October 10, 2016	*	$1.23	150,000	-	(150,000	) (i)	-	-
January 6, 2017	*	$0.98	1,180,000	-	-		-	1,180,000
May 4, 2017	*	$1.91	200,000	-	-		(25,000)	175,000
June 8, 2017	*	$1.98	75,000	-	-		-	75,000
August 26, 2017	*	$0.74	1,445,000	-	(135,000)		-	1,310,000
September 11, 2017	*	$2.31	500,000	-	-		-	500,000
November 22, 2017	*	$2.22	100,000	-	-		-	100,000
April 4, 2018	*	$1.74	90,000	-	-		-	90,000
May 6, 2018		$1.41	-	100,000	-		-	100,000
June 8, 2018		$1.44	-	1,915,000	-		-	1,915,000
June 18, 2018	*	$1.46	250,000	-	-		-	250,000
June 29, 2018		$1.71	-	15,000	-		-	15,000
August 9, 2018		$1.91	-	491,000	-		-	491,000
September 15, 2018		$1.85	-	170,000	-		-	170,000
December 11, 2018		$0.72	756,000	-	(32,000)		-	724,000
December 11, 2018		$1.68	-	150,000	-		-	150,000
December 11, 2018		$1.80	-	20,000	-		-	20,000
January 2, 2019	*	$1.04	375,000	-	-		-	375,000
July 2, 2019	*	$1.32	150,000	-	-		-	150,000
July 2, 2019		$1.19	-	60,000	-		-	60,000
Options outstanding and exercisable			7,761,000	2,921,000	(437,000)		(2,395,000)	7,850,000
Weighted average exercise price			$1.65	$1.55	$1.08		$2.81	$1.29
Expiry date	Exercise price		December 31, 2014	Granted	Exercised	Expired / cancelled	December 31, 2015
January 4, 2015		$1.14	970,000	-	-	(970,000)	-
February 22, 2015		$2.26	20,000	-	-	(20,000)	-
April 25, 2015		$1.67	25,000	-	-	(25,000)	-
June 21, 2015		$1.00	140,000	-	-	(140,000)	-
July 16, 2015		$0.92	200,000	-	-	(200,000)	-
August 27, 2015		$2.22	205,000	-	-	(205,000)	-
September 20, 2015	*	$2.34	100,000	-	-	(100,000)	-
November 22, 2015	*	$2.40	75,000	-	-	(75,000)	-
May 6, 2016	*	$1.33	65,000	-	-	-	65,000
June 8, 2016	*	$2.89	2,270,000	-	-	(125,000)	2,145,000
July 14, 2016	*	$1.37	150,000	-	-	(20,000)	130,000
August 15, 2016	*	$2.57	150,000	-	-	-	150,000
October 10, 2016	*	$1.23	150,000	-	-	-	150,000
January 6, 2017	*	$0.98	-	1,180,000	-	-	1,180,000
May 4, 2017	*	$1.91	225,000	-	-	(25,000)	200,000
June 8, 2017	*	$1.98	75,000	-	-	-	75,000
August 26, 2017	*	$0.74	-	1,445,000	-	-	1,445,000
September 11, 2017	*	$2.31	500,000	-	-	-	500,000
November 22, 2017	*	$2.22	100,000	-	-	-	100,000
April 4, 2018	*	$1.74	90,000	-	-	-	90,000
June 18, 2018	*	$1.46	250,000	-	-	-	250,000
December 11, 2018		$0.72	-	756,000	-	-	756,000
January 2, 2019	*	$1.04	375,000	-	-	-	375,000
July 2, 2019	*	$1.32	150,000	-	-	-	150,000
Options outstanding and exercisable			6,285,000	3,381,000	-	(1,905,000)	7,761,000
Weighted average exercise price			$2.05	$0.82	-	$1.48	$1.65

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
Number of options	Date of grant	Fair value per share	Risk free interest rate	Expected life (in years)	Expected volatility	Expected dividends
1,195,000	December 22, 2017	$0.62	1.71%	3	65.20%	$Nil
100,000	November 23, 2017	$0.50	1.46%	3	63.93%	$Nil
500,000	September 12, 2017	$0.55	1.59%	2.5	63.12%	$Nil
1,160,000	August 25, 2017	$0.48	1.24%	2	62.80%	$Nil
75,000	June 12, 2017	$0.63	0.88%	2	65.95%	$Nil
75,000	May 19, 2017	$0.60	0.72%	2	65.65%	$Nil
175,000	May 4, 2017	$0.63	0.71%	2	65.77%	$Nil
207,000	March 17, 2017	$0.47	0.80%	2	61.28%	$Nil
1,427,000	January 11, 2017	$0.54	0.75%	2	68.94%	$Nil
60,000	December 21, 2016	$0.42	0.83%	2	70.18%	$Nil
20,000	November 2, 2016	$0.69	0.54%	2	68.31%	$Nil
150,000	October 6, 2016	$0.57	0.60%	2	68.47%	$Nil
170,000	September 15, 2016	$0.70	0.58%	2	68.08%	$Nil
491,000	August 9, 2016	$0.76	0.50%	2	67.52%	$Nil
15,000	June 29, 2016	$0.87	0.54%	2	66.44%	$Nil
1,915,000	June 8, 2016	$0.62	0.54%	2	64.68%	$Nil
100,000	May 6, 2016	$0.52	0.54%	2	63.84%	$Nil
756,000	December 11, 2015	$0.29	0.40%	3	55.79%	$Nil
1,445,000	August 26, 2015	$0.20	0.53%	2	58.76%	$Nil
1,180,000	January 6, 2015	$0.37	0.56%	2	52.37%	$Nil